SEC COVER LETTER

Jeremy D.Franklin Vice President, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262

T 704.988.4101 jeremy.franklin@nuveen.com

July 19, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds (“Registrant”) Post-Effective Amendment No. 123 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the Registrant, we have attached for filing with the U.S. Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 123 to the above-captioned registration statement on Form N-1A (“Amendment No. 123”), including exhibits.

The main purpose of Amendment No. 123 is to make changes to the investment glidepath for the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds. Such changes are primarily reflected in each Lifecycle and Lifecycle Index Fund’s “Principal investment strategies” disclosure provided in the Form N-1A.

We believe that Amendment No. 123 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of Amendment No. 123 limited to the disclosure relating to the investment glidepath changes for the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds because the additional disclosures set forth in Amendment No. 123 are “not substantially different” from the disclosures that the Registrant previously filed in the prior post-effective amendments for the Funds. In connection with this request, the Registrant states that: (i) the material changes are limited to the investment glidepath changes for the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds and (ii) the Registrant believes that no other area of the filing warrants particular attention. Selective review would serve to expedite the review process for the Registrant as well as use the SEC Staff’s time more effectively.

No fee is required in connection with this filing. If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4101.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin